Property, Plant and Equipment - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Increase/Decrease in the discount rate,right of use assets	1.00%
Increase Decrease In The Recoverable Value Of Right Of Use Assets Due To Increase Decrease IN Discount Rate	£ 10
Increase Decrease In The Recoverable Value Of Right Of Use Assets Due To Increase Decrease In The Net Sublet Income	6
Cost of goods sold [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	40	£ 44
Operating expense [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	55	81
Impairment charge	146	£ 0
Costs Of Major Restructuring [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge	£ 141